Summary of Significant Accounting Policies (as restated) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of basic and diluted net income per shares
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of ordinary shares:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	(2,710,417)	(677,604)	(1,603,056)	(400,764)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	37,375,000	9,343,750	37,375,000	9,343,750

Basic and diluted net loss per ordinary share	$(0.07)	$(0.07)	$(0.04)	$(0.04)

Schedule of Weighted Average Assumptions Used to Estimate The Fair Value Of Stock Options Granted During the Year
The change in the carrying value of the redeemable Class A ordinary shares at March 31, 2021 resulted in a reclassification of approximately 3.9 million Class A ordinary shares from permanent equity to temporary equity. The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited balance sheet as of March 31, 2021:

As of March 31, 2021 (unaudited)	As Reported	Adjustment	As Restated
Total assets	$375,724,274		$375,724,274
Total liabilities	$36,172,436		$36,172,436

Class A ordinary shares subject to redemption at $10.00 per share	$334,551,830	$39,198,170	$373,750,000

Preference shares	—	—	—
Class A ordinary shares	392	(392)	—
Class B ordinary shares	934	—	934
Additional paid-in capital	5,462,531	(5,462,531)	—
Accumulated deficit	(463,849)	(33,735,247)	(34,199,096)
Total shareholders’ equity (deficit)	$5,000,008	$(39,198,170)	$(34,198,162)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$375,724,274	$—	$375,724,274

Shares of Class A ordinary shares subject to redemption	33,455,183	3,919,817	37,375,000
Shares of Class A ordinary shares	3,919,817	(3,919,817)	—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited statement of cash flows for the three months ended March 31, 2021:

Form 10-Q: three months ended March 31, 2021 (unaudited)
Supplemental Disclosure of Noncash Financing Activities
Change in value of Class A ordinary shares subject to possible redemption	$4,102,250	$(4,102,250)	$—
The change in the carrying value of the redeemable Class A ordinary shares at June 30, 2021 resulted in a reclassification of approximately 4.2 million Class A ordinary shares from permanent equity to temporary equity. The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited balance sheet as of June 30, 2021:

As of June 30, 2021 (unaudited)	As Reported	Adjustment	As Restated
Total assets	$375,264,188		$375,264,188
Total liabilities	$38,892,808		$38,892,808

Class A ordinary shares subject to redemption at $10.00 per share	$331,371,370	$42,378,630	$373,750,000

Preference shares	—	—	—
Class A ordinary shares	424	(424)	—
Class B ordinary shares	934	—	934
Additional paid-in capital	8,446,652	(8,446,652)	—
Accumulated deficit	(3,448,000)	(33,931,554)	(37,379,554)
Total shareholders’ equity (deficit)	$5,000,010	$(42,378,630)	$(37,378,620)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$375,264,188	$—	$375,264,188
Shares of Class A ordinary shares subject to redemption	33,137,137	4,237,863	37,375,000
Shares of Class A ordinary shares	4,237,863	(4,237,863)	—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited statement of cash flows for the three months ended June 30, 2021:

Form 10-Q: six months ended June 30, 2021 (unaudited)
Supplemental Disclosure of Noncash Financing Activities
Change in value of Class A ordinary shares subject to possible redemption	$921,790	$(921,790)	$—

	Earnings Per Share
	As Reported	Adjustment	As Restated
Three Months Ended March 31, 2021 (unaudited)
Net income	$4,368,352	$—	$4,368,352
Weighted average shares outstanding - Class A ordinary shares	37,375,000	—	37,375,000
Basic and diluted earnings per share - Class A ordinary shares	$—	$0.09	$0.09
Weighted average shares outstanding - Class B ordinary shares	9,343,750	—	9,343,750
Basic and diluted earnings per share - Class B ordinary shares	$0.47	$(0.38)	$0.09

	Earnings Per Share
	As Reported	Adjustment	As Restated
Three Months Ended June 30, 2021 (unaudited)
Net loss	$(2,984,151)	$—	$(2,984,151)
Weighted average shares outstanding - Class A ordinary shares	37,375,000	—	37,375,000
Basic and diluted loss per share - Class A ordinary shares	$—	$(0.06)	$(0.06)
Weighted average shares outstanding - Class B ordinary shares	9,343,750	—	9,343,750
Basic and diluted loss per share - Class B ordinary shares	$(0.32)	$0.26	$(0.06)

	Earnings Per Share
	As Reported	Adjustment	As Restated
Six Months Ended June 30, 2021 (unaudited)
Net income	$1,384,201	$—	$1,384,201
Weighted average shares outstanding - Class A ordinary shares	37,375,000	—	37,375,000
Basic and diluted earnings per share - Class A ordinary shares	$—	$0.03	$0.03
Weighted average shares outstanding - Class B ordinary shares	9,343,750	—	9,343,750
Basic and diluted earnings per share - Class B ordinary shares	$0.15	$(0.12)	$0.03

Enjoy Technology Inc [Member]
Summary of Reconciliation Of Cash and Cash Equivalents and Restricted Cash
The reconciliation of cash and cash equivalents and restricted cash is as follows (in thousands):

	December 31,
	2020	2019
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$58,452	$61,685
Restricted cash	5,494	4,329

Total cash, cash equivalents and restricted cash	$63,946	$66,014

Schedule of Estimated Useful Life Of the Property and Equipment	The estimated useful lives of the Company’s property and equipment are as follows:

Property and Equipment	Useful Life
Office equipment	3 years
Computer equipment	3 years
Vehicles	3 years
Leasehold improvements	Shorter of estimated life of the asset or remaining lease term
Furniture and fixtures	5 years

Schedule of Reconciliation of Changes in the Chargeback Accounts
Changes in the chargeback accounts were as follows (in thousands):

Chargebacks
Balance as of January 1, 2019	$—
Provision	2,178
Credits/payments made	—

Balance as of December 31, 2019	2,178
Provision	8,981
Credits/payments made	(5,763)

Balance as of December 31, 2020	$5,396

Schedule of Weighted Average Assumptions Used to Estimate The Fair Value Of Stock Options Granted During the Year
The weighted-average assumptions used to estimate the fair value of stock options granted during the year is as follows:

	Years Ended December 31,
	2020	2019
Risk-free interest rate	1.18%	1.78%
Expected term (in years)	6.01	5.95
Expected volatility	48.4%	46.6%
Expected dividend yield	0%	0%
Fair value of common stock	$0.42	$0.41